Additional Information: Condensed Financial Statements of the Company (Details) - Schedule of Condensed Statement of Cash Flows of the Parent Company - Parent [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net cash used in operating activities	$ (605)	$ (3,355)	$ (1,483)
Cash flows from investing activities
Intercompany fund transfers	200		(3,000)
Net cash (used in)/generated from investing activities	200		(3,000)
Cash flows from financing activities
Proceeds from exercise of share options	49		1,284
Proceeds from issuance of convertible bonds		4,735
Redemption of convertible bonds		(1,050)
Net cash generated from financing activities	49	3,685	1,284
(Decrease)/increase in cash, cash equivalents and restricted cash	(356)	330	(3,199)
Cash, cash equivalents and restricted cash at beginning of year	463	133	3,332
Cash, cash equivalents and restricted cash at end of year	$ 107	$ 463	$ 133